AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,506	$-	$-	$1,506

Available-for-sale - matures within one year:
Certificate of deposit	728	-	-	728
Government sponsored enterprises - fixed interest rate	2,089	2	-	2,091
Corporate debentures - fixed interest rate	6,863	14	(7)	6,870

	9,680	16	(7)	9,689
Available-for-sale - matures after one year through three years:
Certificate of deposit	1,248	-	(2)	1,246
Government debentures - fixed interest rate	-	-	-	-
Corporate debentures - fixed interest rate	15,451	10	(65)	15,396

	16,699	10	(67)	16,642
Available-for-sale - matures after three years through five years:
Certificate of deposit	-	-	-	-
Corporate debentures - fixed interest rate	2,141	-	(9)	2,132

	2,141	-	(9)	2,132

	$30,026	$26	$(83)	$29,969

Reclassification of certain securities to long-term				15,695

				$14,274

	December 31, 2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$4,595	$-	$-	$4,595

Available-for-sale - matures within one year:
Certificate of deposit	50	-	-	50
Government sponsored enterprises - fixed interest rate	963	-	(2)	961
Corporate debentures - fixed interest rate	15,680	14	(2)	15,692

	16,693	14	(4)	16,703
Available-for-sale - matures after one year through three years:
Certificate of deposit	4,606	-	(26)	4,580
Government debentures - fixed interest rate	2,175	7	-	2,182
Corporate debentures - fixed interest rate	18,280	54	(100)	18,234

	25,061	61	(126)	24,996
Available-for-sale - matures after three years through five years:
Certificate of deposit	351	-	(5)	346
Corporate debentures - fixed interest rate	201	-	(1)	200

	552	-	(6)	546

	$46,901	$75	$(136)	46,840

Reclassification of certain securities to long-term				16,785

				$30,055

Schedule Of Unrealized Loss On Investments
	December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$-	$-	$-	$-	$-	$-
Corporate debentures	12,274	49	8,333	32	20,607	81

Certificate of deposit	455	-	1,229	2	1,684	2

	$12,729	$49	$9,562	$34	$22,291	$83

	December 31, 2014
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$-	$-	$961	$2	$961	$2
Corporate debentures	6,891	29	8,958	74	15,849	103

Certificate of deposit	4,431	30	249	1	4,680	31

	$11,322	$59	$10,168	$77	$21,490	$136